Condensed Consolidating Financial Information (Condensed Consolidating Statement of Comprehensive Income) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	$ 26,166	$ 29,113	$ 21,148	$ 29,775	$ 17,886	$ 18,474	$ 26,902	$ 22,847	$ 106,202	$ 86,109	$ 96,319
Genesis Energy, L.P. (Parent and Co-Issuer)
Condensed Financial Statements, Captions [Line Items]
Net income (loss)									106,202	86,109	96,319
Genesis Energy Finance Corporation (Co-Issuer)
Condensed Financial Statements, Captions [Line Items]
Net income (loss)									0	0	0
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net income (loss)									172,362	135,273	137,297
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net income (loss)									6,776	6,729	6,996
Eliminations
Condensed Financial Statements, Captions [Line Items]
Net income (loss)									$ (179,138)	$ (142,002)	$ (144,293)